INTERIM CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flows used in operating activities
Net loss for the period		€ (34,288)	€ (5,383)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization		787	800
Provisions		(9)	(231)
Expenses related to share-based payments		2,777	2,161
Cost of net debt		13,995	842
Income tax expense		16	6
Impact of discounting financial liabilities and amortized cost		1,759	2,365
Other non cash income and expenses		1,161	392
Impact of the Janssen amendment on profit or loss		0	(19,823)
Cash flows used in operations, before tax and changes in working capital		(13,801)	(18,873)
Tax paid		4
Tax paid			(205)
Cash flow from operating activities after tax and before change in working capital requirement		(13,797)	(19,077)
(Increase) / Decrease in trade receivables		204	(1,365)
Receipt of research tax credit receivable		0	124
(Increase) / Decrease in other receivables		(2,700)	(620)
Increase / (Decrease) in trade and other payables		(359)	1,293
Increase / (Decrease) in other current liabilities		(1,925)	(260)
Increase / (Decrease) in deferred income and contract liabilities		(45)	(11)
Increase / (Decrease) in refund liabilities	[1]	446	2,504
Changes in operating working capital		(4,379)	1,666
Cash flows used in operating activities		(18,175)	(17,411)
Cash flows from (used in) investing activities
Acquisitions of intangible assets		0	(8)
Acquisitions of property, plant and equipment		(627)	(150)
Disposal of property, plant and equipment		53	0
(Increase) / Decrease in non-current financial assets		0	(3)
Net cash flows from (used in) investing activities		(573)	(162)
Capital increases		76,954	0
Pre-funded warrants		11,585	0
Transaction costs		(6,046)	0
Loans repayments		(1,545)	(1,926)
Payment of lease liabilities		(600)	(568)
Interest paid		(3,855)	(336)
Net cash flows from (used in) financing activities		76,493	(2,830)
Effect of exchange rates changes on cash		396	(515)
Net increase (decrease) in cash and cash equivalents		58,140	(20,919)
Net cash and cash equivalents at beginning of period		52,750	49,737
Net cash and cash equivalents at end of period		€ 110,891	€ 28,818

[1]	From year 2026 onwards, cash flows related to refund liabilities is presented on a separate line (€0.4 million at June 30, 2026 and €2.5 million at June 30, 2025). These flows were previously included in the line "Increase / Decrease in trade receivables".